Income Taxes - Reconciliation of income tax (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of income tax:
Income tax (benefit) provision at federal statutory rate (as a percent)					(21.00%)	(34.00%)	(34.00%)
Valuation allowance					28.20%	21.00%	40.20%
U.S. tax reform (as a percent)						20.20%
State income tax, net of federal benefit (as a percent)					(4.80%)	(4.10%)	(4.70%)
Convertible notes (as a percent)							1.10%
Research credits (as a percent)					(3.00%)	(3.60%)	(4.00%)
Other (as a percent)					0.60%	0.50%	1.40%
Effective tax rate (as a percent)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%